Fair Value of Financial Instruments (Tables)	12 Months Ended
Feb. 01, 2014
Fair Values of Financial Assets and Hierarchy of Level of Inputs

The fair values of the Company’s financial assets and the hierarchy of the level of inputs are summarized below:

	(in thousands)
	Fair Value Measurements at February 1, 2014	Fair Value Measurements at February 2, 2013
Assets:
Level 1
Cash equivalents (including restricted cash)	$32,324	$34,972
Level 2
Interest rate cap agreements(a)	$1	$69
Level 3
Note Receivable(b)	$—	$385

(a)	Included in “Other Assets” within the Company’s Consolidated Balance Sheets. Refer to Note 8, “Derivatives and Hedging Activities,” for further discussion regarding the Company’s interest rate cap agreements.
(b)	The change in the fair value of our Level 3 note receivable is related to the Company receiving full payment during Fiscal 2013. As of February 2, 2013, this note receivable was included in “Prepaid and Other Current Assets” on the Company’s Consolidated Balance Sheets.

Fair Values of Financial Liabilities

The fair values of the Company’s financial liabilities are summarized below:

	(in thousands)
	February 1, 2014		February 2, 2013
	Carrying Amount(a)	Fair Value(a)	Carrying Amount(a)	Fair Value(a)
$1,000,000 Senior Secured Term Loan Facility, LIBOR (with a floor of 1.0%) plus 3.3%, matures on February 23, 2017	$828,839	$836,091	$863,084	$874,232
$450,000 Senior Notes, 10% due at maturity on February 15, 2019, semi-annual interest payments on August 15 and February 15, from February 15, 2014 to February 15, 2019	450,000	501,458	450,000	489,938
$350,000 Senior Notes, 9% / 9.75%, due at maturity on February 15, 2018, semi-annual interest payments on February 15 and August 15, from February 15, 2014 to February 15, 2018	126,147	128,512	—	—

Total debt	$1,404,986	$1,466,061	$1,313,084	$1,364,170

(a)	Capital lease obligations are excluded from the table above.